Segment data (Statements of Income - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	¥ 30,225,681	¥ 29,379,510	¥ 27,597,193
Costs and expenses
Selling, general and administrative	2,976,351	3,090,495	2,868,485
Total costs and expenses	27,758,136	26,979,648	25,602,821
Operating income	2,467,545	2,399,862	1,994,372
Other income (expense), net	(182,080)	220,567	199,453
Income before income taxes and equity in earnings of affiliated companies	2,285,465	2,620,429	2,193,825
Provision for income taxes	659,944	504,406	628,900
Equity in earnings of affiliated companies	360,066	470,083	362,060
Net income	1,985,587	2,586,106	1,926,985
Less - Net income attributable to noncontrolling interests	(102,714)	(92,123)	(95,876)
Net income attributable to Toyota Motor Corporation	1,882,873	2,493,983	1,831,109
Eliminations
Costs and expenses
Net income attributable to Toyota Motor Corporation	23	(2)	147
Non Financial Services Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	28,133,676	27,448,165	25,845,453
Costs and expenses
Cost of revenues	23,400,550	22,613,450	21,557,194
Selling, general and administrative	2,591,249	2,721,362	2,511,647
Total costs and expenses	25,991,799	25,334,812	24,068,841
Operating income	2,141,877	2,113,353	1,776,612
Other income (expense), net	(161,608)	222,326	200,370
Income before income taxes and equity in earnings of affiliated companies	1,980,269	2,335,679	1,976,982
Provision for income taxes	580,031	738,763	562,452
Equity in earnings of affiliated companies	357,527	467,718	360,130
Net income	1,757,765	2,064,634	1,774,660
Less - Net income attributable to noncontrolling interests	(97,500)	(89,533)	(89,337)
Net income attributable to Toyota Motor Corporation	1,660,265	1,975,101	1,685,323
Financial Services Business
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	2,153,547	2,017,008	1,823,600
Costs and expenses
Cost of revenues	1,418,636	1,320,348	1,221,268
Selling, general and administrative	412,090	411,114	379,904
Total costs and expenses	1,830,726	1,731,462	1,601,172
Operating income	322,821	285,546	222,428
Other income (expense), net	(17,658)	(794)	(5,618)
Income before income taxes and equity in earnings of affiliated companies	305,163	284,752	216,810
Provision for income taxes	79,903	(234,356)	66,583
Equity in earnings of affiliated companies	2,539	2,365	1,930
Net income	227,799	521,473	152,157
Less - Net income attributable to noncontrolling interests	(5,214)	(2,589)	(6,518)
Net income attributable to Toyota Motor Corporation	¥ 222,585	¥ 518,884	¥ 145,639